Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Statutory tax rate	38.30%	38.30%	(41.00%)
Non-deductible expenses	8.90%	1.30%	4.30%
Income tax credits	(2.10%)	(1.40%)	(3.70%)
Change in statutory tax rate	3.60%	(2.00%)	(37.30%)
Change in valuation allowances	365.70%	23.20%	504.90%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.20%	(0.70%)	(21.80%)
Lower tax rate applied to life and non-life insurance business in Japan	(31.00%)	(3.20%)	(7.00%)
Foreign income tax differential	25.70%	3.30%	6.50%
Adjustments to tax reserves	58.30%	(3.20%)	(16.40%)
Effect of equity in net income (loss) of affiliated companies	9.00%	0.10%	61.70%
Sony Ericsson remeasurement gain			(52.00%)
Insurance recovery tax exemptions related to the Floods	(0.20%)	(1.20%)	(5.30%)
Tax benefit related to intraperiod tax allocation	(111.90%)
Other	2.90%	3.50%	(1.40%)
Effective income tax rate	367.40%	58.00%	391.50%